Notes Payable and Convertible Preferred Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2014
Text Block [Abstract]
Outstanding Convertible Preferred Stock Warrants

As of December 31, 2012 and 2013, the Company’s outstanding convertible preferred stock warrants, issued in connection with its convertible notes payable, consisted of the following:

Issue Date	Series	Exercise Price	Number of Shares Outstanding Underlying Warrant	Expiration Date
11/4/2008	Series A	$31.0920	14,106	11/4/2018
12/8/2008	Series A	$31.0920	14,106	12/8/2018
1/14/2009	Series A	$31.0920	14,106	1/14/2019
4/13/2009	Series A	$31.0920	14,106	4/13/2019
7/1/2009	Series A	$31.0920	14,106	7/1/2019
10/8/2009	Series A	$31.0920	14,106	10/8/2019
12/15/2009	Series A	$31.0920	14,106	12/15/2019
1/22/2010	Series A	$31.0920	14,106	1/22/2020
3/15/2010	Series A	$31.0920	703	3/15/2020
4/1/2010	Series A	$31.0920	14,106	4/1/2020
5/28/2010	Series A	$31.0920	14,456	5/28/2020
8/23/2012	Series C	$8.79	182,022	8/23/2022
10/24/2012	Series C	$8.79	60	10/24/2022

Total outstanding at December 31, 2012			324,195
1/22/2013	Series C	$8.79	159,322	1/22/2023

Total outstanding at December 31, 2013			483,517

Summarizes Interest Expense Recognized Under Company's Convertible Notes Payable and Convertible Preferred Stock Warrants

The following table summarizes interest expense recognized under the Company’s convertible notes payable and convertible preferred stock warrants (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Stated interest on convertible notes payable	$228	$749	$749	$—
Amortization of deferred financing costs associated with the convertible preferred stock warrants	216	1,779	1,775	39

Total interest expense	$444	$2,528	$2,524	$39